August 15, 2018

U. S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Specialized Funds (the Trust )
File No. 2-88116

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 27, 2018, filed pursuant to Rule 497(e), for the Vanguard
Specialized Funds, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1605.

Sincerely,

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa Larkin
U. S. Securities and Exchange Commission